Inventories, Net	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

6. INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Finished goods	6,001,646	9,357,870
Less: allowance for provision	(1,281,842)	(1,128,579)

Inventories, net	4,719,804	8,229,291

The movement of the allowance for inventory valuation is as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	(181,499)	(677,465)	(1,281,842)

Current year provision	(802,807)	(4,887,040)	(179,261)
Write-downs	306,841	4,282,663	332,524

Balance at the end of the year	(677,465)	(1,281,842)	(1,128,579)

Write-downs of RMB306,841, RMB4,282,663 and RMB332,524 were made to the inventories and recorded in cost of revenues for the years ended December 31, 2023, 2024 and 2025, respectively. Provisions of RMB802,807, RMB4,887,040 and RMB179,261 were made to the inventories for the year ended December 31, 2023, 2024 and 2025.